Acquisitions - Additional Information (Detail) (USD $)					1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			9 Months Ended		1 Months Ended							9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 10, 2012 Deferred Compensation, Share-based Payments [Member]	Dec. 31, 2012 Deferred Compensation, Share-based Payments [Member]	Mar. 01, 2013 Actiepagina.nl [Member]	May 10, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member]	May 10, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member] Preferred Stock [Member]	Aug. 15, 2011 eConversions Limited [Member]	Sep. 30, 2013 eConversions Limited [Member]	Sep. 30, 2013 eConversions Limited [Member] Series B-4 Preferred Stock [Member]	Nov. 24, 2010 RetailMeNot.com [Member]	Nov. 24, 2010 RetailMeNot.com [Member] Noncompete Agreements [Member] Person	Nov. 24, 2010 RetailMeNot.com [Member] Series B 2 Preferred Stock [Member]	Apr. 10, 2010 Internet Domain Names [Member]	Apr. 10, 2010 Internet Domain Names [Member] Noncompete Agreements [Member] Installment	Apr. 10, 2010 Internet Domain Names [Member] Series 1 Common Stock [Member]	Jul. 31, 2013 ABCYNE [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Business Acquisition [Line Items]
Direct acquisition costs	$ 1,300,000	$ 600,000	$ 1,400,000	$ 400,000
Identifiable intangible assets useful lives																4 years				1 year	1 year	15 years	15 years
Percentage of outstanding capital acquired								100.00%		100.00%									100.00%
Acquisition purchase price							3,100,000	13,200,000		46,900,000			158,800,000						19,900,000
Cash consideration							2,000,000	10,100,000		33,000,000			130,000,000			5,000,000			15,000,000
Note payable issued					3,500,000		1,100,000			13,000,000			10,000,000						4,900,000
Debt instrument interest rate percentage					5.00%					5.00%									3.00%
Debt instrument, maturity year										2013	2013								2014
Provisional Payments To Acquire Businesses Gross																			200,000
Shares issued as consideration									182,425			978,998			4,291,022			31,458
Preferred stock with an aggregate value									3,000,000			7,000,000			20,000,000			4,400,000
Shares issued as consideration, Fair value per share									$ 16.45			$ 7.15			$ 4.66
Additional cash consideration for working capital								100,000		900,000
Promissory notes, Annual installments towards principal					1,750,000
Business Acquisitions, Asset recorded						3,500,000
Compensation expenses						1,100,000
Amortized period for noncurrent asset						2 years
Notes payable issued											6,000,000
Debt instrument interest rate percentage											5.00%
Notes payable issued with an estimated fair value													$ 8,800,000
Non-compete agreements period														5 years
Number of individuals with non-compete agreements														2
Individuals with non-compete agreements ownership percentage														100.00%
Cash consideration payable in equal annual installments																	4